Capital Stock - Schedule of Ordinary Shares Outstanding (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Outstanding [Abstract]
Ordinary shares outstanding, Beginning		24,201	9,212	9,212
Issuance of ordinary shares	[1]		72
Share-based payments		30	59
Preferred shares conversion	[2]		3,954
Acquisition of subsidiaries	[3]		10,073
Changes in non-controlling interests	[4]		831
Restricted stock vested		5
Conversion from non-controlling shareholders	[5]	58
Conversion of convertible promissory notes	[5]	317
Conversion of November PIPE convertible notes	[6]	1,455
Issuance of ordinary shares to Blue Ocean shareholders	[7]	64
Ordinary shares outstanding, Ending		26,130	24,201	9,212

[1]	In 2022, the Company raise additional capital through private placement by issuing 33 thousand shares at a subscription price of $9.017255 per share for a total of $299,814, the alteration registration was completed on May 21, 2023. In 2023, the Company raise additional capital through private placement by issuing 25 thousand shares at a subscription price of $9.017309 per share and 14 thousand shares at subscription price of $5.644321 per share for a total of $221,134 and $80,069, respectively, and the alteration registration was completed on May 21, and June 2, 2023, respectively.
[2]	On May 22, 2023, all series of preferred shares had been converted to ordinary shares at a 1:1 conversion ratio amounted to $26,911,070. Please refer to Note 13 d) for details.
[3]	In 2023, the Company issued 37 and 10,036 thousand shares as equity consideration to acquire SC and MG, respectively. Please refer to Note 13 c) and 32 for details.
[4]	In 2023, the Company issued 238 and 593 thousand shares to acquire interests of POLYDICE and AD2, respectively, from non-controlling interests. Please refer to Note 31 for details.
[5]	In connection with the closing of the Merger with Blue Ocean, the Company issued 1,894 thousand ordinary shares upon recapitalization, the following table illustrates the reconciliation of the number of shares and capital surplus due to issuance of Company’s ordinary shares upon recapitalization:
[6]	On November 22, 2024, in connection with the merger with Blue Ocean, the Company entered certain convertible note purchase agreements and issued subordinated unsecured convertible promissory notes at 10% per annum in aggregate principal amount of $4,355,000 (the “November PIPE Convertible Notes”) to certain third-party investors as well as certain members of Blue Ocean’s board of directors, management team and advisory board and other shareholders of Blue Ocean. The November PIPE Convertible Notes had a maturity date on December 7, 2024, with the following conversion terms: Effective immediately prior to and contingent upon the closing of the Merger, the 2024 PIPE Convertible Notes shall automatically be converted into a number of the Company’s ordinary shares equal to the sum of (i) the quotient of (A) the then outstanding principal amount and accrued interest under each 2024 PIPE Convertible Note divided by (B) $3.50 and (ii) the product of (A) 240,397 and (B) the quotient of (x) the outstanding principal amount of each PIPE Convertible Note divided by (y) $5,000,000. On the grant date, in accordance with IFRS 2, the excess of the fair value of equity instruments granted and the proceeds received was recognized as a finance cost totaled $7,734,993. The 2024 Sponsor PIPE were converted into 1,454,605 ordinary shares on December 5, 2024, immediately prior to the closing of de-SPAC transaction, and the difference between the ordinary shares and the sum of principal amount and the finance cost is recognized in capital surplus amounted to $12,089,847.
[7]	At the closing of the Merger, the Company shall issue a total of 2,790 thousand ordinary shares to the public (64 thousand shares) and sponsor (2,726 thousand shares) shareholders of Blue Ocean, of which the Founder Shares in Blue Ocean agreed in the Sponsor Lock-up and Support Agreement to defer receiving 2,726 thousand shares from the Company. As of December 31, 2024, only 64 thousand shares were issued to the public shareholders of Blue Ocean at closing. Please refer to Note 35 for details.